INTEREST BEARING LOANS AND BORROWINGS - Short-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Loans and borrowings
Short-term bonds, unsecured (Note (d))	¥ 2,623,311		¥ 5,440,414
Bank and other loans, current	6,461,103		11,937,178
Current portion of lease liabilities	890,033		974,941
Current portion of medium-term notes and bonds	4,398,561		2,999,599
Current portion of long-term bank and other loans	13,486,345		6,313,238
Current portion of long term borrowings Including bonds	21,398,250		15,728,192
Interest-bearing loans and borrowings	27,859,353	$ 4,039,226	27,665,370
JPY
Loans and borrowings
Interest-bearing loans and borrowings	8,000		11,000
USD
Loans and borrowings
Interest-bearing loans and borrowings	737,000		1,333,000
Secured
Loans and borrowings
Bank and other loans, current	368,995		513,100
Unsecured
Loans and borrowings
Bank and other loans, current	¥ 6,092,108		¥ 11,424,078